FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value Measurements
The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,486	$-	$3,486

Total financial assets	$-	$3,486	$-	$3,486

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$-	$-
Convertible bonds	25,353	-	-	25,353

Total financial liabilities	$25,353	$-	$-	$25,353

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,117	$-	$1,117

Total financial assets	$-	$1,117	$-	$1,117

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$2,507	$2,507
Derivative liabilities	-	84	-	84
Convertible bonds	29,526	-	-	29,526

Total financial liabilities	$29,526	$84	$2,507	$32,117

Schedule of liabilities measured at fair value using significant unobservable inputs (Level 3)
The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the year ended December 31, 2016 and 2017:

Total fair value as of January 1, 2016	$43,978

Accretion and interest of payment obligation related to acquisition	$1,303
Settlements	(7,537)
Change to payment obligation as a result of working capital adjustment	309
Amendment to the merger agreement	(35,546)

Total fair value as of December 31, 2016	$2,507

Accretion and interest of payment obligation related to acquisition	$44
Settlements	(2,551)

Total fair value as of December 31, 2017	$-